Pensions and Other Post-Employment Benefits - Summary of Post-Retirement Benefit Obligation Analysed by Membership Category (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Post-retirement benefit obligation analysed by membership category	£ 20,353	£ 18,774	£ 19,785
Post-retirement benefits [member]
Disclosure of defined benefit plans [line items]
Post-retirement benefit obligation analysed by membership category	1,418	1,379	1,496
Active [member] | Post-retirement benefits [member]
Disclosure of defined benefit plans [line items]
Post-retirement benefit obligation analysed by membership category	549	499	514
Retired [member] | Post-retirement benefits [member]
Disclosure of defined benefit plans [line items]
Post-retirement benefit obligation analysed by membership category	£ 869	879	981
Deferred [member] | Post-retirement benefits [member]
Disclosure of defined benefit plans [line items]
Post-retirement benefit obligation analysed by membership category		£ 1	£ 1